GOODWILL AND INTANGIBLE ASSETS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,879,438	$ 1,616,867	$ 1,484,117
Intangible assets with indefinite lives	246,913	225,296
Intangible assets with definite lives, net of accumulated amortization	158,927	124,854
Total goodwill and intangible assets, net	$ 2,285,278	$ 1,967,017